Regulatory Capital And Restrictions (Tables)	12 Months Ended
Dec. 31, 2014
Regulatory Capital Requirements [Abstract]
Summary Of Actual Capital Amounts And Ratios
	First Horizon National		First Tennessee Bank
	Corporation		National Association
(Dollars in thousands)	Amount	Ratio	Amount	Ratio
On December 31, 2014
Actual:
Total Capital	$3,148,336	16.18%	$3,441,315	17.86%
Tier 1 Capital	2,813,503	14.46	3,107,407	16.12
Leverage	2,813,503	11.43	3,107,407	12.72
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,556,213	8.00	1,541,837	8.00
Tier 1 Capital	778,106	4.00	770,918	4.00
Leverage	985,033	4.00	977,374	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,927,296	10.00
Tier 1 Capital			1,156,378	6.00
Leverage			1,221,717	5.00
On December 31, 2013
Actual:
Total Capital	$3,063,631	16.23%	$3,434,410	18.36%
Tier 1 Capital	2,618,976	13.87	2,991,866	15.99
Leverage	2,618,976	11.04	2,991,866	12.71
Minimum Requirement for Capital Adequacy Purposes:
Total Capital	1,510,288	8.00	1,496,685	8.00
Tier 1 Capital	755,144	4.00	748,342	4.00
Leverage	949,181	4.00	941,641	4.00
Minimum Requirement to be Well Capitalized Under Prompt Corrective Action Provisions:
Total Capital			1,870,856	10.00
Tier 1 Capital			1,122,514	6.00
Leverage			1,177,051	5.00

Regulatory capital balances are presented as originally reported. For regulatory purposes, each Report of Condition and Income covers a single discrete period and retroactive restatement of prior years’ Reports of Condition and Income is not permitted due to the adoption of a new accounting standard.